Related party transactions - future minimum expected obligations (Details) - Joint ventures - Tofas-Turk Otomobil Fabrikasi A.S. € in Millions	Dec. 31, 2017 EUR (€)
2018
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	€ 340
2019
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	276
2020
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	269
2021
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	250
2022
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	159
2023 and thereafter
Disclosure of transactions between related parties [line items]
Related party, future minimum expected obligation	€ 0